EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders from continuing operations	$ 28,263,602	$ 61,156,886	$ 96,662,387
(Loss) income from discontinued operations, net of tax	1,260,790	(23,032,181)	(3,821,259)
Net income attributable to Daqo New Energy Corp. ordinary shareholders-basic and diluted	$ 29,524,392	$ 38,124,705	$ 92,841,128
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	339,571,054	311,715,158	265,070,961
Weighted average number of ordinary shares outstanding used in computing earnings per share-diluted	349,961,558	325,506,335	272,926,319
Basic earnings per share-continuing operations	$ 0.08	$ 0.20	$ 0.36
Basic earnings (loss) per share-discontinued operations	0.01	(0.08)	(0.01)
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Basic	0.09	0.12	0.35
Diluted earnings per share-continuing operations	0.08	0.19	0.35
Diluted earnings (loss) per share-discontinued operations	0.00	(0.07)	(0.01)
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Diluted	$ 0.08	$ 0.12	$ 0.34
Employee Stock Option [Member]
Denominator used in basic and diluted earnings per share:
Dilutive effects of RSUs	5,568,144	6,346,349	6,020,839
Restricted Stock Units (RSUs) [Member]
Denominator used in basic and diluted earnings per share:
Dilutive effects of RSUs	4,822,360	7,444,828	1,834,519